OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Deferred drydocking, operating cost and charterhire revenue	$ 8,040	$ 15,464
Mark-to-market swaps valuation:
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets	3,156	7,256
Deferred credits from capital lease transactions	0	627
Other	244	928
Other current liabilities	38,006	110,981
Swap | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	26,472	59,084
Swap | Currency swap
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 94	$ 27,622